BALANCE SHEET COMPONENTS	12 Months Ended
Dec. 31, 2021
BALANCE SHEET COMPONENTS
BALANCE SHEET COMPONENTS

4.    BALANCE SHEET COMPONENTS

Short-term Investments

The Company did not have any short-term investments as of December 31, 2021. Short-term investments as of December 31, 2020, consist of the following (in thousands):

	Cost or	Unrealized
As of December 31, 2020	Amortized Cost	Gains	Fair Value
U.S government securities	$53,508	$45	$53,553
	$53,508	$45	$53,553

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2021 and 2020, respectively (in thousands):

	As of
	December 31,
	2021	2020
Prepaid insurance	$7,459	$138
Accrued interest and dividends	—	201
Prepaid software	2,564	279
Prepaid hardware	30	—
Income tax receivable	494	494
Short-term deposits	448	55
Other prepaid expenses	1,647	176
Other current assets	104	24
Total prepaid expenses and other current assets	$12,746	$1,367

Property, Equipment and Software

Property, equipment and software consist of the following as of December 31, 2021 and 2020, respectively (in thousands):

	As of
	December 31,
	2021	2020
Machinery and equipment	$344	$207
Electronic equipment	413	130
Vehicles and vehicle hardware	6,268	4,144
Leasehold improvements	258	119
Developed software	5,184	3,709
Other	26	—
Property, equipment and software, gross	12,493	8,309
Less: accumulated depreciation and amortization	(2,856)	(1,783)
Total property, equipment and software, net	$9,637	$6,526

Depreciation and amortization expense for the years ended December 31, 2021 and 2020, was $1.1 million, and $0.8 million, respectively.

Other Assets

Other assets consist of the following as of December 31, 2021 and 2020, respectively (in thousands):

	December 31,	December 31,
	2021	2020
Intangibles assets	$4	$3
Long-term deposits	3,592	75
Total Other Assets	$3,596	$78

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31, 2021 and 2020, respectively (in thousands):

	December 31,
	2021	2020
Accrued payroll expenses	823	259
Accrued general expenses	1,745	524
Accrued legal expenses	124	—
Accrued software expenses	—	—
Accrued consultant expenses	380	—
Short-term deferred rent	(15)	51
Early Exercise liability	26	11
Income tax payable	47	47
Other	12	—
Total accrued expenses and other current liabilities	$3,142	$892